Share capital, Preferred Shares (Details) SFr / shares in Units, $ / shares in Units, SFr in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Apr. 15, 2016 CHF (SFr) SFr / shares shares	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2015 USD ($) Class CapitalIncrease Vote	Apr. 15, 2016 USD ($) $ / shares
Preferred Shares [Member]
Preferred Shares [Abstract]
Number of preferred shares classes outstanding | Class				5
Conversion ratio of perferred shares to common shares		1
Number of separate capital increases | CapitalIncrease				5
Percentage of shares outstanding owned by Preferred shareholders				80.10%
Term of equity financing			13 years
Number of votes entitled for each preferred share | Vote				1
Dividends paid | $				$ 0.0
Private placement shares issued (in shares) | shares	1,401,792
Preferred Shares Series E [Member]
Preferred Shares [Abstract]
Nominal value per share (in CHF per share) | SFr / shares	SFr 0.02
Private placement share price (in dollars per share) | (per share)	SFr 9.42				$ 9.64
Subscription amount	SFr 13.2				$ 13.5